Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended
	Feb. 09, 2022	Feb. 01, 2022	Dec. 31, 2021	Mar. 31, 2020
Kyndryl Holdings, Inc
Subsequent Events
Aggregate amount of debt issued			$ 2,900
Variable-rate term loan | Kyndryl Holdings, Inc
Subsequent Events
Aggregate amount of debt issued			$ 500
Term of debt instrument			3 years
Euro fixed-rate notes
Subsequent Events
Aggregate amount of debt issued				$ 4,100
Subsequent event
Subsequent Events
Dividend declared, date		Feb. 01, 2022
Dividend declared (in dollars per share)		$ 1.64
Dividend payable, date		Mar. 10, 2022
Shareholders of record, date		Feb. 11, 2022
Subsequent event | U.S dollar. fixed rate notes
Subsequent Events
Aggregate amount of debt issued	$ 1,800
Subsequent event | U.S dollar. fixed rate notes | Minimum
Subsequent Events
Term of debt instrument	5 years
Coupon rate (as a percent)	2.20%
Subsequent event | U.S dollar. fixed rate notes | Maximum
Subsequent Events
Term of debt instrument	30 years
Coupon rate (as a percent)	3.43%
Subsequent event | Euro fixed-rate notes
Subsequent Events
Aggregate amount of debt issued	$ 2,300
Subsequent event | Euro fixed-rate notes | Minimum
Subsequent Events
Term of debt instrument	8 years
Coupon rate (as a percent)	0.875%
Subsequent event | Euro fixed-rate notes | Maximum
Subsequent Events
Term of debt instrument	12 years
Coupon rate (as a percent)	1.25%